Finance income and expense - Net finance expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income
Returns on deposits and equity securities	$ 291	$ 78	$ 12
Fair value gains on debt and interest rate swaps	43	14
Interest income on income tax balances	10	3	31
Total	344	95	43
Finance expense
Interest on debt, leases and other financing costs	(1,132)	(889)	(774)
Net interest on post-employment defined benefit plan net liabilities	(38)	(29)	(26)
Net exchange losses	(34)	(16)	(20)
Discount unwind on contingent consideration arising from business combinations	(132)	(168)	(226)
Discount unwind on other long-term liabilities	(200)	(216)	(248)
Fair value losses on debt and interest rate swaps	(3)		(4)
Interest expense on income tax balances	(87)	(28)	(2)
Total	(1,626)	(1,346)	(1,300)
Net finance expense	(1,282)	(1,251)	(1,257)
Interest capitalised during the year	0
Discount unwind on other payables	(100)	0	0
Acerta Pharma
Finance expense
Discount unwind on other long-term liabilities	$ (55)	$ (108)	$ (161)